UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        May 13, 2010
     ---------------------        -----------------        -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            169
                                            ----------

Form 13F Information Table Value Total:     $  208,419
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   2162      25871   SH         Sole        N/A        25871
ABB LTD                        SPONSORED ADR    000375204   1322      60530   SH         Sole        N/A        60530
ABBOTT LABS                    COM              002824100    977      18547   SH         Sole        N/A        18547
ABIOMED INC                    COM              003654100    289      28025   SH         Sole        N/A        28025
ACE LTD                        SHS              H0023R105    242       4631   SH         Sole        N/A         4631
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100   1329      46840   SH         Sole        N/A        46840
AGRIUM INC                     COM              008916108    236       3340   SH         Sole        N/A         3340
ALCON INC                      COM SHS          H01301102    273       1690   SH         Sole        N/A         1690
ALLEGHANY CORP DEL             COM              017175100    519       1786   SH         Sole        N/A         1786
ALLERGAN INC                   COM              018490102    511       7820   SH         Sole        N/A         7820
ALTERA CORP                    COM              021441100   1604      66000   SH         Sole        N/A        66000
AMERICAN EXPRESS CO            COM              025816109   1226      29711   SH         Sole        N/A        29711
AMERIPRISE FINL INC            COM              03076C106    346       7633   SH         Sole        N/A         7633
AMGEN INC                      COM              031162100   2180      36474   SH         Sole        N/A        36474
AMPHENOL CORP NEW              CL A             032095101    802      19020   SH         Sole        N/A        19020
ANADARKO PETE CORP             COM              032511107    693       9517   SH         Sole        N/A         9517
APACHE CORP                    COM              037411105   2107      20760   SH         Sole        N/A        20760
APPLE INC                      COM              037833100   1781       7580   SH         Sole        N/A         7580
ARGON ST INC                   COM              040149106    367      13800   SH         Sole        N/A        13800
AT&T INC                       COM              00206R102   2097      81147   SH         Sole        N/A        81147
AUTOMATIC DATA PROCESSING IN   COM              053015103    550      12371   SH         Sole        N/A        12371
BANK OF AMERICA CORPORATION    COM              060505104    710      39783   SH         Sole        N/A        39783
BANK OF NEW YORK MELLON CORP   COM              064058100    235       7626   SH         Sole        N/A         7626
BAXTER INTL INC                COM              071813109    244       4200   SH         Sole        N/A         4200
BERKLEY W R CORP               COM              084423102    944      36200   SH         Sole        N/A        36200
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    446       5484   SH         Sole        N/A         5484
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108    750      53550   SH         Sole        N/A        53550
BP PLC                         SPONSORED ADR    055622104    371       6495   SH         Sole        N/A         6495
BRISTOL MYERS SQUIBB CO        COM              110122108   1422      53264   SH         Sole        N/A        53264
CAMERON INTERNATIONAL CORP     COM              13342B105    266       6200   SH         Sole        N/A         6200
CANADIAN NAT RES LTD           COM              136385101    451       6085   SH         Sole        N/A         6085
CELGENE CORP                   COM              151020104   1320      21305   SH         Sole        N/A        21305
CHEVRON CORP NEW               COM              166764100   2262      29835   SH         Sole        N/A        29835
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    567      24380   SH         Sole        N/A        24380
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   1418      29460   SH         Sole        N/A        29460
CHURCH & DWIGHT INC            COM              171340102    814      12160   SH         Sole        N/A        12160
CIMAREX ENERGY CO              COM              171798101   3128      52686   SH         Sole        N/A        52686
CISCO SYS INC                  COM              17275R102   3502     134537   SH         Sole        N/A       134537
CITIGROUP INC                  COM              172967101     61      15023   SH         Sole        N/A        15023
CITRIX SYS INC                 COM              177376100    370       7800   SH         Sole        N/A         7800
CLEAN ENERGY FUELS CORP        COM              184499101    589      59090   SH         Sole        N/A        59090
CLEAN HARBORS INC              COM              184496107   1235      22225   SH         Sole        N/A        22225
CME GROUP INC                  COM              12572Q105   1428       4518   SH         Sole        N/A         4518
COCA COLA CO                   COM              191216100   2972      54038   SH         Sole        N/A        54038
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    397       7785   SH         Sole        N/A         7785
COLGATE PALMOLIVE CO           COM              194162103   1898      22263   SH         Sole        N/A        22263
COMCAST CORP NEW               CL A SPL         20030N200   2509     139610   SH         Sole        N/A       139610
CONOCOPHILLIPS                 COM              20825C104   1275      24913   SH         Sole        N/A        24913
COSTCO WHSL CORP NEW           COM              22160K105   2466      41305   SH         Sole        N/A        41305
COVIDIEN PLC                   SHS              G2554F105    500       9939   SH         Sole        N/A         9939
CSX CORP                       COM              126408103    396       7780   SH         Sole        N/A         7780
CVS CAREMARK CORPORATION       COM              126650100   3298      90215   SH         Sole        N/A        90215
DANAHER CORP DEL               COM              235851102   3041      38055   SH         Sole        N/A        38055
DENTSPLY INTL INC NEW          COM              249030107    714      20495   SH         Sole        N/A        20495
DEVON ENERGY CORP NEW          COM              25179M103    666      10330   SH         Sole        N/A        10330
DIRECTV                        COM CL A         25490A101   1089      32217   SH         Sole        N/A        32217
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    255       8662   SH         Sole        N/A         8662
DISNEY WALT CO                 COM DISNEY       254687106   2288      65538   SH         Sole        N/A        65538
DRESSER-RAND GROUP INC         COM              261608103    468      14900   SH         Sole        N/A        14900
E M C CORP MASS                COM              268648102   1182      65540   SH         Sole        N/A        65540
ECOLAB INC                     COM              278865100   3435      78150   SH         Sole        N/A        78150
EL PASO CORP                   COM              28336L109    283      26150   SH         Sole        N/A        26150
ELECTRONIC ARTS INC            COM              285512109    887      47550   SH         Sole        N/A        47550
EMERSON ELEC CO                COM              291011104   1829      36327   SH         Sole        N/A        36327
EXELON CORP                    COM              30161N101    711      16222   SH         Sole        N/A        16222
EXPRESS SCRIPTS INC            COM              302182100    255       2503   SH         Sole        N/A         2503
EXXON MOBIL CORP               COM              30231G102   8714     130092   SH         Sole        N/A       130092
FASTENAL CO                    COM              311900104    800      16675   SH         Sole        N/A        16675
FEDEX CORP                     COM              31428X106    385       4125   SH         Sole        N/A         4125
FIDELITY NATL INFORMATION SV   COM              31620M106    307      13110   SH         Sole        N/A        13110
FIRST SOLAR INC                COM              336433107   1439      11730   SH         Sole        N/A        11730
FUEL TECH INC                  COM              359523107    505      63018   SH         Sole        N/A        63018
GALLAGHER ARTHUR J & CO        COM              363576109    361      14700   SH         Sole        N/A        14700
GENERAL ELECTRIC CO            COM              369604103   3224     177141   SH         Sole        N/A       177141
GOOGLE INC                     CL A             38259P508   2536       4473   SH         Sole        N/A         4473
HALLIBURTON CO                 COM              406216101    271       9000   SH         Sole        N/A         9000
HARLEY DAVIDSON INC            COM              412822108    539      19190   SH         Sole        N/A        19190
HARTFORD FINL SVCS GROUP INC   COM              416515104    275       9689   SH         Sole        N/A         9689
HEINZ H J CO                   COM              423074103    208       4555   SH         Sole        N/A         4555
HEWLETT PACKARD CO             COM              428236103   2763      51979   SH         Sole        N/A        51979
HOME DEPOT INC                 COM              437076102    489      15127   SH         Sole        N/A        15127
ILLINOIS TOOL WKS INC          COM              452308109    483      10193   SH         Sole        N/A        10193
INTEL CORP                     COM              458140100    608      27297   SH         Sole        N/A        27297
INTERNATIONAL BUSINESS MACHS   COM              459200101   3256      25391   SH         Sole        N/A        25391
INTUITIVE SURGICAL INC         COM NEW          46120E602   1304       3745   SH         Sole        N/A         3745
ISHARES TR                     S&P GLB MTRLS    464288695    452       7105   SH         Sole        N/A         7105
ITT CORP NEW                   COM              450911102    423       7890   SH         Sole        N/A         7890
JACOBS ENGR GROUP INC DEL      COM              469814107   2316      51260   SH         Sole        N/A        51260
JOHNSON & JOHNSON              COM              478160104   5431      83294   SH         Sole        N/A        83294
JOY GLOBAL INC                 COM              481165108    420       7425   SH         Sole        N/A         7425
JPMORGAN CHASE & CO            COM              46625H100   1953      43635   SH         Sole        N/A        43635
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106    860      13145   SH         Sole        N/A        13145
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    784      13366   SH         Sole        N/A        13366
KOHLS CORP                     COM              500255104    667      12175   SH         Sole        N/A        12175
KOPIN CORP                     COM              500600101     42      11450   SH         Sole        N/A        11450
KRAFT FOODS INC                CL A             50075N104    846      27960   SH         Sole        N/A        27960
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   1257      13720   SH         Sole        N/A        13720
LAZARD LTD                     SHS A            G54050102    536      15010   SH         Sole        N/A        15010
LIBERTY GLOBAL INC             COM SER A        530555101    765      26221   SH         Sole        N/A        26221
LIBERTY GLOBAL INC             COM SER C        530555309    849      29403   SH         Sole        N/A        29403
LOWES COS INC                  COM              548661107    835      34435   SH         Sole        N/A        34435
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    892      43675   SH         Sole        N/A        43675
MCDONALDS CORP                 COM              580135101   2245      33654   SH         Sole        N/A        33654
MCKESSON CORP                  COM              58155Q103    231       3520   SH         Sole        N/A         3520
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   1997      30934   SH         Sole        N/A        30934
MEDTRONIC INC                  COM              585055106   1524      33835   SH         Sole        N/A        33835
MERCK & CO INC NEW             COM              58933Y105    560      14985   SH         Sole        N/A        14985
METLIFE INC                    COM              59156R108    340       7854   SH         Sole        N/A         7854
MICROSOFT CORP                 COM              594918104   5007     171072   SH         Sole        N/A       171072
MILLIPORE CORP                 COM              601073109    528       5000   SH         Sole        N/A         5000
MONSANTO CO NEW                COM              61166W101   1901      26616   SH         Sole        N/A        26616
MORNINGSTAR INC                COM              617700109    569      11825   SH         Sole        N/A        11825
NATIONAL INSTRS CORP           COM              636518102   1077      32300   SH         Sole        N/A        32300
NEW ENGLAND BANCSHARES INC C   COM NEW          643863202    446      58741   SH         Sole        N/A        58741
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    894      10450   SH         Sole        N/A        10450
NEWFIELD EXPL CO               COM              651290108   1584      30425   SH         Sole        N/A        30425
NEWS CORP                      CL A             65248E104   1262      87588   SH         Sole        N/A        87588
NIKE INC                       CL B             654106103   1433      19495   SH         Sole        N/A        19495
NOBLE ENERGY INC               COM              655044105   1226      16800   SH         Sole        N/A        16800
NORTHERN TR CORP               COM              665859104    232       4205   SH         Sole        N/A         4205
NOVARTIS A G                   SPONSORED ADR    66987V109    429       7925   SH         Sole        N/A         7925
ORACLE CORP                    COM              68389X105    725      28210   SH         Sole        N/A        28210
PEOPLES UNITED FINANCIAL INC   COM              712704105   2321     148380   SH         Sole        N/A       148380
PEPSICO INC                    COM              713448108   4243      64132   SH         Sole        N/A        64132
PFIZER INC                     COM              717081103   1287      75044   SH         Sole        N/A        75044
POWERSHARES ETF TRUST          DYN BIOT & GEN   73935X856    668      34415   SH         Sole        N/A        34415
POWERSHARES ETF TRUST          DYN OIL SVCS     73935X625    816      48969   SH         Sole        N/A        48969
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575    350      20065   SH         Sole        N/A        20065
POWERSHARES GLOBAL ETF TRUST   GBL WTR PORT     73936T623    979      54350   SH         Sole        N/A        54350
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    210       4355   SH         Sole        N/A         4355
PRAXAIR INC                    COM              74005P104   2054      24744   SH         Sole        N/A        24744
PROCTER & GAMBLE CO            COM              742718109   5838      92270   SH         Sole        N/A        92270
PROGRESSIVE CORP OHIO          COM              743315103    781      40900   SH         Sole        N/A        40900
PROSHARES TR                   PSHS ULSHT SP500 74347R883    408      13150   SH         Sole        N/A        13150
PULTE HOMES INC                COM              745867101    116      10315   SH         Sole        N/A        10315
QUALCOMM INC                   COM              747525103    642      15295   SH         Sole        N/A        15295
QUANTA SVCS INC                COM              74762E102   1979     103265   SH         Sole        N/A       103265
ROCKWELL COLLINS INC           COM              774341101    340       5440   SH         Sole        N/A         5440
SCHLUMBERGER LTD               COM              806857108   1531      24131   SH         Sole        N/A        24131
SPDR GOLD TRUST                GOLD SHS         78462F103   1533      14075   SH         Sole        N/A        14075
STANLEY BLACK & DECKER INC     COM              854502101   1379      24024   SH         Sole        N/A        24024
STATE STR CORP                 COM              857477103    732      16220   SH         Sole        N/A        16220
STERLING BANCORP               COM              859158107    229      22826   SH         Sole        N/A        22826
STRYKER CORP                   COM              863667101   2658      46455   SH         Sole        N/A        46455
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    911      14440   SH         Sole        N/A        14440
TEXTRON INC                    COM              883203101    517      24352   SH         Sole        N/A        24352
THERMO FISHER SCIENTIFIC INC   COM              883556102   3126      60775   SH         Sole        N/A        60775
TORONTO DOMINION BK ONT        COM              891160509    865      11602   SH         Sole        N/A        11602
TRANSOCEAN LTD                 REG SHS          H8817H100   2686      31097   SH         Sole        N/A        31097
UNITED PARCEL SERVICE INC      CL B             911312106    412       6398   SH         Sole        N/A         6398
UNITED TECHNOLOGIES CORP       COM              913017109   4531      61553   SH         Sole        N/A        61553
UNITEDHEALTH GROUP INC         COM              91324P102   1519      46503   SH         Sole        N/A        46503
VALE S A                       ADR              91912E105    335      10400   SH         Sole        N/A        10400
VERIZON COMMUNICATIONS INC     COM              92343V104    602      19406   SH         Sole        N/A        19406
VISA INC                       COM CL A         92826C839    765       8405   SH         Sole        N/A         8405
WAL MART STORES INC            COM              931142103   3559      64005   SH         Sole        N/A        64005
WALGREEN CO                    COM              931422109    343       9260   SH         Sole        N/A         9260
WASTE MGMT INC DEL             COM              94106L109   1484      43100   SH         Sole        N/A        43100
WEBSTER FINL CORP CONN         COM              947890109    177      10101   SH         Sole        N/A        10101
WELLS FARGO & CO NEW           COM              949746101    600      19285   SH         Sole        N/A        19285
WESTERN UN CO                  COM              959802109    171      10104   SH         Sole        N/A        10104
WILLIS GROUP HOLDINGS LTD      SHS              G96655108   1361      43500   SH         Sole        N/A        43500
WOODWARD GOVERNOR CO           COM              980745103    949      29670   SH         Sole        N/A        29670
WYNDHAM WORLDWIDE CORP         COM              98310W108    211       8190   SH         Sole        N/A         8190
XTO ENERGY INC                 COM              98385X106    313       6625   SH         Sole        N/A         6625
YAHOO INC                      COM              984332106    770      46600   SH         Sole        N/A        46600
YUM BRANDS INC                 COM              988498101   1409      36749   SH         Sole        N/A        36749
ZIMMER HLDGS INC               COM              98956P102    536       9052   SH         Sole        N/A         9052
ZIONS BANCORPORATION           COM              989701107    208       9540   SH         Sole        N/A         9540